Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Major Related Parties that Transacted with the Group

Major related parties that transacted with the Group and their respective relationship to the Group are listed as below:

Names of the related parties	Relationship with the Group
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”)	An affiliate of Bingyi Zhao
Shanghai Youzhang Commerical Information Consulting Partnership (Limited Partnership) (“Shanghai Youzhang”)	An affiliate of Jia Li
Ningbo Youheng Automobile Service Co., Ltd. (“Ningbo Youheng Automobile”	An affiliate of Jia Li
Zhejiang Youxiaodian Automobile Service Co., Ltd. (“Zhejiang Youxiaodian”)	An affiliate of Jia Li
Qingshan Wei	Controlling shareholder of U Power Limited
Youjia Technology (Shanghai) Co., Ltd. (“Youjia Technology”)	An affiliate of Jia Li
Shanghai Youpinsuoer New Energy Technology Co., Ltd. (“Shanghai Youpinsuoer”)	An affiliate of Jia Li
Jia Li	Controlling shareholder, Director and CEO of U Power Limited
Bingyi Zhao	Director and Chief Financial Officer of U Power Limited
Shandong Youyidian Automobile Technology Co., Ltd. (“Shandong Youyidian”)	An affiliate of Jia Li
Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”)	An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”)	An affiliate of Jia Li
Nanmu (Shanghai) Financial Leasing Co., Ltd(“Nanmu”)	An affiliate of Jia Li
Ke Li	Director of U Power Limited
Amounts due from related parties
	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Nanmu (Shanghai) Financial Leasing Co., Ltd	20,001	40,002	5,584
Jia Li	583	4,330	604
Ke Li	438	320	45
Shanghai Youcang	100	-	-
Bingyi Zhao	535	413	58
	21,657	45,065	6,291
Amounts due to related parties
	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Ke Li	3,020	20	3
Jia Li	-	924	129
Bingyi Zhao	219	215	30
UNEX EV	-	1,361	190
	3,239	2,520	352
	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Loans to Nanmu (Shanghai) Financial Leasing Co., Ltd	-	20,001	2,792
Loans to Jia Li	248	3,747	523
Loans to Ke Li	-	(118)	(16)
Loans to Shanghai Youcang	(11)	(100)	(14)
Loans to Bingyi Zhao	27	-	-
Loans to Bingyi Zhao	-	(122)	(17)
Loans from Ke Li	(4,170)	(3,000)	(419)
Loans from Jia Li	(582)	924	129
Loans from Bingyi Zhao	(382)	(4)	(1)
Loans from UNEX EV	-	1,361	190
Loans from Hangzhou Youyue	(6)	-